Summary of Significant Accounting Policies - Schedule of Fair Value of Recurring Basis (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Summary Of Significant Accounting Policies [Line Items]
Short-term investments	¥ 113,757	$ 17,853	¥ 3,717,900
Fair Value, Recurring | DCN and PMLN
Summary Of Significant Accounting Policies [Line Items]
Short-term investments			2,797,900
Fair Value, Recurring | Foreign Exchange Option Contracts
Summary Of Significant Accounting Policies [Line Items]
Derivative assets recorded within prepaid expense and other current assets			42,911
Derivative liabilities recorded within other current liabilities			20,576
Fair Value, Recurring | Foreign Exchange Forward Contracts
Summary Of Significant Accounting Policies [Line Items]
Derivative assets recorded within prepaid expense and other current assets			398
Derivative liabilities recorded within other current liabilities			340
Fair Value, Recurring | Significant Other Observable Inputs (Level 2) | DCN and PMLN
Summary Of Significant Accounting Policies [Line Items]
Short-term investments			2,797,900
Fair Value, Recurring | Significant Other Observable Inputs (Level 2) | Foreign Exchange Option Contracts
Summary Of Significant Accounting Policies [Line Items]
Derivative assets recorded within prepaid expense and other current assets			42,911
Derivative liabilities recorded within other current liabilities			20,576
Fair Value, Recurring | Significant Other Observable Inputs (Level 2) | Foreign Exchange Forward Contracts
Summary Of Significant Accounting Policies [Line Items]
Derivative assets recorded within prepaid expense and other current assets			398
Derivative liabilities recorded within other current liabilities			¥ 340